Derivative instruments	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments	Derivative instruments

We use derivatives to manage exposure to market risk, including interest rate risk, equity price risk and foreign currency risk, as well as credit risk. Our trading activities are focused on acting as a market-maker for our customers and facilitating customer trades in compliance with the Volcker Rule.

The notional amounts for derivative financial instruments express the dollar volume of the transactions; however, credit risk is much smaller. We perform credit reviews and enter into netting agreements and collateral arrangements to minimize the credit risk of derivative financial instruments. We enter into offsetting positions to reduce exposure to foreign currency, interest rate and equity price risk.

Use of derivative financial instruments involves reliance on counterparties. Failure of a counterparty to honor its obligation under a derivative contract is a risk we assume whenever we engage in a derivative contract. There were no counterparty default losses recorded in 2019.

Hedging derivatives

We utilize interest rate swap agreements to manage our exposure to interest rate fluctuations. We enter into fair value hedges as an interest rate risk management strategy to reduce fair value variability by converting certain fixed rate interest payments associated with available-for-sale securities and long-term debt to floating interest rates. We also utilize interest rate swaps and forward exchange contracts as cash flow hedges to manage our exposure to interest and foreign exchange rate changes.

The available-for-sale securities hedged consist of U.S. Treasury bonds, agency and non-agency commercial MBS, sovereign debt, corporate bonds and covered bonds. At Dec. 31, 2019, $13.7 billion par value of available-for-sale securities were hedged with interest rate swaps designated as fair value hedges that had notional values of $13.7 billion.

The fixed rate long-term debt instruments hedged generally have original maturities of five to 30 years. In fair value hedging relationships, debt is hedged with “receive fixed rate, pay variable rate” swaps. At Dec. 31, 2019, $14.7 billion par value of debt was hedged with interest rate swaps designated as fair value hedges that had notional values of $14.7 billion.

In addition, we utilize forward foreign exchange contracts as hedges to mitigate foreign exchange exposures. We use forward foreign exchange contracts as cash flow hedges to convert certain forecasted non-U.S. dollar revenue and expenses into U.S. dollars. We use forward foreign exchange contracts with maturities of 18 months or less as cash flow hedges to hedge our foreign exchange exposure to currencies such as Indian rupee, British pound, Hong Kong dollar, Singapore dollar and Polish zloty revenue and expense transactions in entities that have the U.S. dollar as their functional currency. As of Dec. 31, 2019, the hedged forecasted foreign currency transactions and designated forward foreign exchange contract hedges were $388 million (notional), with a pre-tax gain of $5 million recorded in accumulated OCI. Approximately $4 million of this gain will be reclassified to earnings over the next 12 months.

We also utilize forward foreign exchange contracts as fair value hedges of the foreign exchange risk associated with available-for-sale securities. Forward points are designated as an excluded component and amortized into earnings over the hedge period. The unamortized derivative value associated with the excluded component is recognized in accumulated OCI. At Dec. 31, 2019, $142 million par value of available-for-sale securities were hedged with foreign currency forward contracts that had a notional value of $142 million.

Forward foreign exchange contracts are also used to hedge the value of our net investments in foreign subsidiaries. These forward foreign exchange contracts have maturities of less than one year. The derivatives employed are designated as hedges of changes in value of our foreign investments due to exchange rates. The change in fair market value of these forward foreign exchange contracts is reported within foreign currency translation adjustments in shareholders’ equity, net of tax. At Dec. 31, 2019, forward foreign exchange contracts with notional amounts totaling $7.9 billion were designated as net investment hedges.

In addition to forward foreign exchange contracts, we also designate non-derivative financial instruments as hedges of our net investments in foreign subsidiaries. Those non-derivative financial instruments designated as hedges of our net investments in foreign subsidiaries were all long-term liabilities of BNY Mellon and, at Dec. 31, 2019, had a combined U.S. dollar equivalent carrying value of $172 million.
The following table presents the pre-tax gains (losses) related to our fair value and cash flow hedging activities recognized in the consolidated income statement.

Income statement impact of fair value and cash flow hedges		Year ended Dec. 31,
(in millions)	Location of gains (losses)	2019	2018	2017
Interest rate fair value hedges of available-for-sale securities
Derivative	Interest revenue	$(795)	$284	$82
Hedged item	Interest revenue	788	(273)	(97)
Interest rate fair value hedges of long-term debt
Derivative	Interest expense	486	(328)	(197)
Hedged item	Interest expense	(483)	330	190
Foreign exchange fair value hedges of available-for-sale securities
Derivative (a)	Other revenue	9	(2)	—
Hedged item	Other revenue	(8)	2	—
Cash flow hedge of interest rate risk
Gain reclassified from OCI into income	Interest expense	7	—	—
Cash flow hedges of forecasted FX exposures
Gain reclassified from OCI into income	Trading revenue	—	—	2
Gain reclassified from OCI into income	Other revenue	—	2	8
Gain (loss) reclassified from OCI into income	Staff expense	3	(4)	10
Gain (loss) recognized in the consolidated income statement due to fair value and cash flow hedging relationships		$7	$11	$(2)

(a)
Includes a gain of $2 million in 2019 and a (loss) of $(1) million in 2018 associated with the amortization of the excluded component. At Dec. 31, 2019 and Dec. 31, 2018, the remaining accumulated OCI balance associated with the excluded component was de minimis.

The following table presents the impact of hedging derivatives used in net investment hedging relationships.

Impact of derivative instruments used in net investment hedging relationships
(in millions)
	Gain or (loss) recognized in accumulated OCI on derivatives Year ended Dec. 31,				Gain or (loss) reclassified from accumulated OCI into income Year ended Dec. 31,
Derivatives in net investment hedging relationships				Location of gain or (loss) reclassified from accumulated OCI into income
	2019	2018	2017		2019	2018	2017
FX contracts	$(19)	$535	$(625)	Net interest revenue	$—	$—	$—

The following table presents information on the hedged items in fair value hedging relationships.

Hedged items in fair value hedging relationships	Carrying amount of hedged asset or liability		Hedge accounting basis adjustment increase (decrease) (a)

	Dec. 31,		Dec. 31,
(in millions)	2019	2018	2019	2018
Available-for-sale securities (b)(c)	$13,792	$19,201	$687	$(125)
Long-term debt	$13,945	$16,147	$116	$(453)

(a)
Includes $53 million and $- million of basis adjustment increases on discontinued hedges associated with available-for-sale securities at Dec. 31, 2019 and Dec. 31, 2018, respectively, and $200 million and $284 million of basis adjustment decreases on discontinued hedges associated with long-term debt at Dec. 31, 2019 and Dec. 31, 2018, respectively.

(b)
Excludes hedged items where only foreign currency risk is the designated hedged risk, as the basis adjustments related to foreign currency hedges will not reverse through the consolidated income statement in future periods. The carrying amount excluded for available-for-sale securities was $142 million at Dec. 31, 2019 and $148 million at Dec. 31, 2018.

(c)	Carrying amount represents the amortized cost.
The following table summarizes the notional amount and carrying values of our total derivative portfolio at Dec. 31, 2019 and Dec. 31, 2018.

Impact of derivative instruments on the balance sheet	Notional value		Asset derivatives fair value		Liability derivatives fair value
	Dec. 31,		Dec. 31,		Dec. 31,
(in millions)	2019	2018	2019	2018	2019	2018
Derivatives designated as hedging instruments: (a)(b)
Interest rate contracts	$28,365	$35,890	$—	$23	$350	$74
Foreign exchange contracts	8,390	6,330	21	266	257	14
Total derivatives designated as hedging instruments			$21	$289	$607	$88
Derivatives not designated as hedging instruments: (b)(c)
Interest rate contracts	$306,790	$248,534	$3,690	$3,590	$3,250	$3,116
Foreign exchange contracts	848,961	831,730	5,331	4,807	5,340	5,215
Equity contracts	3,189	927	19	68	5	118
Credit contracts	165	150	—	—	4	1
Total derivatives not designated as hedging instruments			$9,040	$8,465	$8,599	$8,450
Total derivatives fair value (d)			$9,061	$8,754	$9,206	$8,538
Effect of master netting agreements (e)			(5,819)	(5,939)	(5,415)	(6,170)
Fair value after effect of master netting agreements			$3,242	$2,815	$3,791	$2,368

(a)	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the consolidated balance sheet.

(b)
For derivative transactions settled at clearing organizations, cash collateral exchanged is deemed a settlement of the derivative each day. The settlement reduces the gross fair value of derivative assets and liabilities and a corresponding decrease in the effect of master netting agreements, with no impact to the consolidated balance sheet.

(c)
The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the consolidated balance sheet.

(d)	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815, Derivatives and Hedging.

(e)
Effect of master netting agreements includes cash collateral received and paid of $1,022 million and $618 million, respectively, at Dec. 31, 2019, and $809 million and $1,040 million, respectively, at Dec. 31, 2018.

Trading activities (including trading derivatives)

Our trading activities are focused on acting as a market-maker for our customers, facilitating customer trades and risk mitigating economic hedging in compliance with the Volcker Rule. The change in the fair value of the derivatives utilized in our trading activities is recorded in foreign exchange and other trading revenue on the consolidated income statement.

The following table presents our foreign exchange and other trading revenue.

Foreign exchange and other trading revenue	Year ended Dec. 31,
(in millions)	2019	2018	2017
Foreign exchange	$577	$663	$638
Other trading revenue	77	69	30
Total foreign exchange and other trading revenue	$654	$732	$668

Foreign exchange revenue includes income from purchasing and selling foreign currencies and currency forwards, futures and options. Other trading revenue reflects results from trading in cash instruments including fixed income and equity securities and non-foreign exchange derivatives.

We also use derivative financial instruments as risk mitigating economic hedges, which are not formally designated as accounting hedges. This includes hedging the foreign currency, interest rate or market risks inherent in some of our balance sheet exposures, such as seed capital investments and deposits, as well as certain investment management fee revenue streams. We also use total return swaps to economically hedge obligations arising from the Company’s deferred compensation plan whereby the participants defer compensation and earn a return linked to the performance of investments they select. The gains or losses on these total return swaps are recorded in staff expense on the consolidated income statement and were a gain of $36 million in 2019, a loss of $20 million in 2018 and a gain of $26 million in 2017.

We manage trading risk through a system of position limits, a value-at-risk (“VaR”) methodology based on historical simulation and other market sensitivity measures. Risk is monitored and reported to senior management by a separate unit, independent from trading, on a daily basis. Based on certain assumptions, the VaR methodology is designed to capture the potential overnight pre-tax dollar loss from adverse changes in fair values of all trading positions. The calculation assumes a one-day holding period, utilizes a 99% confidence level and incorporates non-linear product characteristics. The VaR model is one of several statistical models used to develop economic capital results, which are allocated to lines of business for computing risk-adjusted performance.

VaR methodology does not evaluate risk attributable to extraordinary financial, economic or other occurrences. As a result, the risk assessment process includes a number of stress scenarios based upon the risk factors in the portfolio and management’s assessment of market conditions. Additional stress scenarios based upon historical market events are also performed. Stress tests may incorporate the impact of reduced market liquidity and the breakdown of historically observed correlations and extreme scenarios. VaR and other statistical measures, stress testing and sensitivity analysis are incorporated in other risk management materials.

Counterparty credit risk and collateral

We assess credit risk of our counterparties through regular examination of their financial statements, confidential communication with the management of those counterparties and regular monitoring of publicly available credit rating information. This and other information is used to develop proprietary credit rating metrics used to assess credit quality.

Collateral requirements are determined after a comprehensive review of the credit quality of each counterparty. Collateral is generally held or pledged in the form of cash and/or highly liquid government securities. Collateral requirements are monitored and adjusted daily.

Additional disclosures concerning derivative financial instruments are provided in Note 20.

Disclosure of contingent features in OTC derivative instruments

Certain OTC derivative contracts and/or collateral agreements contain credit-risk contingent features triggered upon a rating downgrade in which the counterparty has the right to request additional collateral or the right to terminate the contracts in a net liability position.

The following table shows the aggregate fair value of OTC derivative contracts in net liability positions that contained credit-risk contingent features and the value of collateral that has been posted.

	Dec. 31,
(in millions)	2019	2018
Aggregate fair value of OTC derivatives in net liability positions (a)	$3,442	$2,877
Collateral posted	$3,671	$2,801

(a)	Before consideration of cash collateral.

The aggregate fair value of OTC derivative contracts containing credit-risk contingent features can fluctuate from quarter to quarter due to changes in market conditions, composition of counterparty trades, new business or changes to the contingent features.

The Bank of New York Mellon, our largest banking subsidiary, enters into the substantial majority of our OTC derivative contracts and/or collateral agreements. As such, the contingent features may be triggered if The Bank of New York Mellon’s long-term issuer rating was downgraded.

The following table shows the fair value of contracts falling under early termination provisions that were in net liability positions for three key ratings triggers.

Potential close-out exposures (fair value) (a)
	Dec. 31,
(in millions)	2019	2018
If The Bank of New York Mellon’s rating changed to: (b)
A3/A-	$56	$15
Baa2/BBB	$608	$116
Ba1/BB+	$2,084	$1,041

(a)	The amounts represent potential total close-out values if The Bank of New York Mellon’s long-term issuer rating were to immediately drop to the indicated levels, and do not reflect collateral posted.

(b)	Represents rating by Moody’s/S&P.

If The Bank of New York Mellon’s debt rating had fallen below investment grade on Dec. 31, 2019 and Dec. 31, 2018, existing collateral arrangements would have required us to post additional collateral of $63 million and $100 million, respectively.
Offsetting assets and liabilities

The following tables present derivative and financial instruments and their related offsets. There were no derivative instruments or financial instruments subject to a legally enforceable netting agreement for which we are not currently netting.

Offsetting of derivative assets and financial assets at Dec. 31, 2019
	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized in the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$2,394	$1,792		$602	$207	$—	$395
Foreign exchange contracts	4,861	4,021		840	44	—	796
Equity and other contracts	9	6		3	—	—	3
Total derivatives subject to netting arrangements	7,264	5,819		1,445	251	—	1,194
Total derivatives not subject to netting arrangements	1,797	—		1,797	—	—	1,797
Total derivatives	9,061	5,819		3,242	251	—	2,991
Reverse repurchase agreements	112,355	93,794	(b)	18,561	18,554	—	7
Securities borrowing	11,621	—		11,621	11,278	—	343
Total	$133,037	$99,613		$33,424	$30,083	$—	$3,341

(a)	Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of reverse repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative assets and financial assets at Dec. 31, 2018
	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized in the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$2,654	$2,202		$452	$133	$—	$319
Foreign exchange contracts	4,409	3,724		685	70	—	615
Equity and other contracts	38	13		25	—	—	25
Total derivatives subject to netting arrangements	7,101	5,939		1,162	203	—	959
Total derivatives not subject to netting arrangements	1,653	—		1,653	—	—	1,653
Total derivatives	8,754	5,939		2,815	203	—	2,612
Reverse repurchase agreements	112,245	76,040	(b)	36,205	36,205	—	—
Securities borrowing	10,588	—		10,588	10,286	—	302
Total	$131,587	$81,979		$49,608	$46,694	$—	$2,914

(a)	Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of reverse repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2019				Net liabilities recognized in the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet			Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$3,550	$1,986		$1,564	$1,539	$—	$25
Foreign exchange contracts	4,873	3,428		1,445	74	—	1,371
Equity and other contracts	5	1		4	2	—	2
Total derivatives subject to netting arrangements	8,428	5,415		3,013	1,615	—	1,398
Total derivatives not subject to netting arrangements	778	—		778	—	—	778
Total derivatives	9,206	5,415		3,791	1,615	—	2,176
Repurchase agreements	104,451	93,794	(b)	10,657	10,657	—	—
Securities lending	718	—		718	694	—	24
Total	$114,375	$99,209		$15,166	$12,966	$—	$2,200

(a)	Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.

(b)	Offsetting of repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2018				Net liabilities recognized in the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet			Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$3,144	$2,508		$636	$547	$—	$89
Foreign exchange contracts	4,747	3,626		1,121	187	—	934
Equity and other contracts	75	36		39	37	—	2
Total derivatives subject to netting arrangements	7,966	6,170		1,796	771	—	1,025
Total derivatives not subject to netting arrangements	572	—		572	—	—	572
Total derivatives	8,538	6,170		2,368	771	—	1,597
Repurchase agreements	84,665	76,040	(b)	8,625	8,625	—	—
Securities lending	997	—		997	937	—	60
Total	$94,200	$82,210		$11,990	$10,333	$—	$1,657

(a)	Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)
Offsetting of repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.
Secured borrowings

The following table presents the contract value of repurchase agreements and securities lending transactions accounted for as secured borrowings by the type of collateral provided to counterparties.

Repurchase agreements and securities lending transactions accounted for as secured borrowings
	Dec. 31, 2019				Dec. 31, 2018
	Remaining contractual maturity			Total	Remaining contractual maturity			Total
(in millions)	Overnight and continuous	Up to 30 days	30 days or more		Overnight and continuous	Up to 30 days	30 days or more
Repurchase agreements:
U.S. Treasury	$94,788	$10	$—	$94,798	$76,822	$—	$—	$76,822
U.S. government agencies	594	16	—	610	759	—	—	759
Agency RMBS	4,234	774	—	5,008	3,184	—	4	3,188
Corporate bonds	266	236	1,617	2,119	416	—	1,413	1,829
Other debt securities	40	188	1,079	1,307	271	—	1,106	1,377
Equity securities	31	99	479	609	163	—	527	690
Total	$99,953	$1,323	$3,175	$104,451	$81,615	$—	$3,050	$84,665
Securities lending:
U.S. government agencies	$19	$—	$—	$19	$7	$—	$—	$7
Other debt securities	201	—	—	201	294	—	—	294
Equity securities	498	—	—	498	696	—	—	696
Total	$718	$—	$—	$718	$997	$—	$—	$997
Total borrowings	$100,671	$1,323	$3,175	$105,169	$82,612	$—	$3,050	$85,662

BNY Mellon’s repurchase agreements and securities lending transactions primarily encounter risk associated with liquidity. We are required to pledge collateral based on predetermined terms within the agreements. If we were to experience a decline in the fair value of the collateral pledged for these transactions, we could be required to provide additional collateral to the counterparty, therefore decreasing the amount of assets available for other liquidity needs that may arise. BNY Mellon also offers tri-party collateral agency services in the tri-party repo market where we are exposed to credit risk. In order to mitigate this risk, we require dealers to fully secure intraday credit.